Financial liabilities designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2021
Designated financial liabilities at fair value through profit or loss [abstract]
Financial liabilities designated at fair value through profit or loss
22.	Financial liabilities designated at fair value through profit or loss

(a)	Financial liabilities designated at fair value through profit or loss as of December 31, 2020 and 2021 are as follows:

	2020		2021	Reason for designation
Equity-linked securities sold	~~W~~	6,556,288	5,795,071	Compound financial instrument
Securities sold with embedded derivatives		1,899,436	2,228,799	”

	~~W~~	8,455,724	8,023,870

(*)	The Group designated the financial liabilities at the initial recognition (or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.

Maximum credit risk exposure of the financial liabilities designated at fair value through profit or loss amounts to
~~W~~
8,023,870 million as of December 31, 2021. Decrease in values of the liability due to credit risk changes is
~~W~~
1,526 million for the year ended December 31, 2021 and the accumulated changes in values are
~~W~~
(-)2,506 million as of December 31, 2021.

(b)
The difference between the carrying value of financial liabilities designated at fair value through profit or loss and the amount required to be paid at contractual maturity as of December 31, 2020 and 2021 are as follows:

	2020		2021
Expiration payment	~~W~~	7,568,498	7,325,678
Carrying value		8,455,724	8,023,870

Difference from carrying value	~~W~~	(887,226)	(698,192)